UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21708

Name of Fund:   Dow 30(SM) Premium & Dividend Income Fund Inc. (DPD)

Fund Address:   P.O. Box 9011
                Princeton, NJ  08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
     Dow 30(SM) Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code:  (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 -  Schedule of Investments

Dow 30 Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Shares
Industry                                        Common Stocks                                           Held           Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 8.7%                      Boeing Co.                                               136,800   $   7,845,480
                                                United Technologies Corp.                                136,800       8,216,208
                                                                                                                   --------------
                                                                                                                      16,061,688
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.7%                              General Motors Corp.                                     136,800       1,292,760
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 3.9%                                The Coca-Cola Co.                                        136,800       7,233,984
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.0%                                E.I. du Pont de Nemours & Co.                            136,800       5,513,040
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 12.0%                 Hewlett-Packard Co.                                      136,800       6,325,632
                                                International Business Machines Corp.                    136,800      16,000,128
                                                                                                                   --------------
                                                                                                                      22,325,760
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 2.6%                         American Express Co.                                     136,800       4,846,824
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 7.5%           Bank of America Corp.                                    136,800       4,788,000
                                                Citigroup, Inc.                                          136,800       2,805,768
                                                JPMorgan Chase & Co.                                     136,800       6,388,560
                                                                                                                   --------------
                                                                                                                      13,982,328
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                   AT&T Inc.                                                136,800       3,819,456
Services - 4.4%                                 Verizon Communications, Inc.                             136,800       4,389,912
                                                                                                                   --------------
                                                                                                                       8,209,368
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 4.4%                 Wal-Mart Stores, Inc.                                    136,800       8,192,952
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.4%                            Kraft Foods, Inc.                                        136,800       4,480,200
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 4.5%            McDonald's Corp.                                         136,800       8,440,560
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 5.1%                       The Procter & Gamble Co.                                 136,800       9,533,592
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 6.9%                 3M Co.                                                   136,800       9,344,808
                                                General Electric Co.                                     136,800       3,488,400
                                                                                                                   --------------
                                                                                                                      12,833,208
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.4%                                Caterpillar, Inc.                                        136,800       8,153,280
---------------------------------------------------------------------------------------------------------------------------------
Media - 2.3%                                    Walt Disney Co.                                          136,800       4,198,392
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.7%                          Alcoa, Inc.                                              136,800       3,088,944
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 11.8%             Chevron Corp.                                            136,800      11,283,264
                                                Exxon Mobil Corp.                                        136,800      10,623,888
                                                                                                                   --------------
                                                                                                                      21,907,152
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.8%                          Johnson & Johnson                                        136,800       9,477,504
                                                Merck & Co., Inc.                                        136,800       4,317,408
                                                Pfizer, Inc.                                             136,800       2,522,592
                                                                                                                   --------------
                                                                                                                      16,317,504
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.4%
                                                Intel Corp.                                              136,800       2,562,264
---------------------------------------------------------------------------------------------------------------------------------
Software - 2.0%                                 Microsoft Corp.                                          136,800       3,651,192
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.9%                         Home Depot, Inc.                                         136,800       3,541,752
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Common Stocks
                                                (Cost - $177,029,456) - 100.4%                                       186,366,744
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Face
                                                Short-Term Securities                                  Amount
---------------------------------------------------------------------------------------------------------------------------------
Government National Bills - 0.6%                U.S. Treasury Bills, 1.60%, 10/23/08                $  1,000,000         999,024
---------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 1.8%                            State Street Bank & Trust Co., 1%, 10/01/08            3,372,344       3,372,344
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Securities
                                                (Cost - $4,371,368) - 2.4%                                             4,371,368
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments Before Options Written
                                                (Cost - $181,400,824*) - 102.8%                                      190,738,112
---------------------------------------------------------------------------------------------------------------------------------

Dow 30 Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                     Number of
                                                Options Written                                       Contracts        Value
---------------------------------------------------------------------------------------------------------------------------------
Call Options Written                            3M Co., expiring October 2008 at USD 69.154,
                                                Broker Deutsche Bank AG                                      630   $    (150,079)
                                                AT&T Inc., expiring November 2008 at
                                                USD 30.371, Broker BNP Paribas                               630         (49,770)
                                                Alcoa, Inc., expiring October 2008 at
                                                USD 31.926, Broker BNP Paribas                               630              (1)
                                                American Express Co., expiring October 2008 at
                                                USD 38.431, Broker JPMorgan Chase                            630         (35,280)
                                                Bank of America Corp., expiring October 2008 at
                                                USD 34.446, Broker BNP Paribas                               630        (243,180)
                                                Boeing Co., expiring October 2008 at
                                                USD 64.082, Broker Deutsche Bank AG                          504         (14,258)
                                                Boeing Co., expiring October 2008 at
                                                USD 64.095, Broker Deutsche Bank AG                          126          (3,546)
                                                Caterpillar, Inc., expiring October 2008 at
                                                USD 69.367, Broker Deutsche Bank AG                          630          (2,602)
                                                Chevron Corp., expiring October 2008 at
                                                USD 86.25, Broker UBS Warburg                                630        (145,152)
                                                Citigroup, Inc., expiring October 2008 at
                                                USD 18.018, Broker JPMorgan Chase                            630        (182,700)
                                                The Coca-Cola Co., expiring October 2008 at USD
                                                50.83, Broker UBS Warburg                                    630        (195,363)
                                                E.I. du Pont de Nemours & Co., expiring
                                                October 2008 at USD 44.33, Broker UBS Warburg                630          (4,914)
                                                Exxon Mobil Corp., expiring November 2008 at
                                                USD 81.48, Broker UBS Warburg                                630        (135,765)
                                                General Electric Co., expiring October 2008 at
                                                USD 28.553, Broker Deutsche Bank AG                          630          (2,362)
                                                General Motors Corp., expiring October 2008 at
                                                USD 10.261, Broker HSBC Securities                           630         (10,710)
                                                Hewlett-Packard Co., expiring November 2008 at
                                                USD 48.177, Broker JPMorgan Chase                            630         (93,240)
                                                Home Depot, Inc., expiring October 2008 at USD
                                                25.27, Broker Deutsche Bank AG                               630        (116,474)
                                                Intel Corp., expiring November 2008 at
                                                USD 18.755, Broker Deutsche Bank AG                          630         (72,009)
                                                International Business Machines Corp.,
                                                expiring October 2008 at USD 116.51,
                                                Broker UBS Warburg                                           630        (367,857)
                                                JPMorgan Chase & Co., expiring October 2008 at
                                                USD 40.966, Broker BNP Paribas                               630        (431,550)
                                                Johnson & Johnson, expiring October 2008 at USD
                                                68.832, Broker BNP Paribas                                   630        (127,890)
                                                Kraft Foods, Inc., expiring October 2008 at USD
                                                32.703, Broker Deutsche Bank AG                              630         (74,428)
                                                McDonald's Corp., expiring October 2008 at USD
                                                61.872, Broker Deutsche Bank AG                              630        (151,824)

Dow 30 Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                     Number of
                                                Options Written                                       Contracts        Value
---------------------------------------------------------------------------------------------------------------------------------
                                                Merck & Co., Inc., expiring October 2008 at USD
                                                31.486, Broker BNP Paribas                                   630   $     (85,680)
                                                Microsoft Corp., expiring November 2008 at USD
                                                26.876, Broker BNP Paribas                                   630         (80,640)
                                                Pfizer, Inc., expiring November 2008 at USD
                                                18.826, Broker HSBC Securities                               630         (44,730)
                                                The Procter & Gamble Co., expiring November
                                                2008 at USD 69.195, Broker HSBC Securities                   630        (149,940)
                                                United Technologies Corp., expiring November
                                                2008 at USD 59.76, Broker UBS Warburg                        630        (229,131)
                                                Verizon Communications, Inc., expiring
                                                November 2008 at USD 32.37, Broker
                                                Deutsche Bank AG                                             630         (83,109)
                                                Wal-Mart Stores, Inc., expiring November 2008 at
                                                USD 60.72, Broker UBS Warburg                                630        (142,569)
                                                Walt Disney Co., expiring October 2008 at USD
                                                32.027, Broker Deutsche Bank AG                              630         (16,815)
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Options Written
                                                (Premiums Received - $3,448,869) - (1.9%)                             (3,443,568)
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments, Net of Options Written
                                                (Cost - $177,951,955) - 100.9%                                       187,294,544
                                                Liabilities in Excess of Other Assets - (0.9%)                        (1,693,981)
                                                                                                                   --------------
                                                Net Assets - 100.0%                                                $ 185,600,563
                                                                                                                   ==============

      * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

            Aggregate cost                           $ 181,404,557
                                                     =============
            Gross unrealized appreciation            $  27,307,680
            Gross unrealized depreciation              (17,974,125)
                                                     -------------
            Net unrealized appreciation              $   9,333,555
                                                     =============

      o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Dow 30 Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

      o Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

                  o Level 1 - price quotations in active markets/exchanges for identical securities

                  o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

                  o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

            The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

            The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

            ------------------------------------------------
              Valuation    Investments in   Other Financial
               Inputs        Securities      Instruments*
            ------------------------------------------------
            Level 1        $  190,738,112                --
            Level 2                    --   $    (3,443,568)
            Level 3                    --                --
            ------------------------------------------------
            Total          $  190,738,112        (3,443,568)
                           =================================

            *     Other financial instruments are options.

Item 2 -  Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

          Certifications - Attached hereto

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Dow 30(SM) Premium & Dividend Income Fund Inc.

          By:    /s/ Mitchell M. Cox
                 ---------------------------
                 Mitchell M. Cox
                 Chief Executive Officer (principal executive officer) of Dow 30(SM) Premium & Dividend Income Fund Inc.

          Date: November 24, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By:    /s/ Mitchell M. Cox
                 ---------------------------
                 Mitchell M. Cox
                 Chief Executive Officer (principal executive officer) of Dow 30(SM) Premium & Dividend Income Fund Inc.

          Date: November 24, 2008

          By:    /s/ James E. Hillman
                 ---------------------------
                 James E. Hillman
                 Chief Financial Officer (principal financial officer) of Dow 30(SM) Premium & Dividend Income Fund Inc.

          Date: November 24, 2008